Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 06, 2024
Commitments and Contingencies [Abstract]
Future minimum contractual charter revenue for the year ending December 31, 2025	$ 18,379
Nisea [Member]
Commitments and Contingencies [Abstract]
Term of bareboat charter	18 months
Purchase price of vessel at end of bareboat period	$ 16,620	$ 16,620
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	2 months
Renewal term of time charter agreements	6 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	13 months
Renewal term of time charter agreements	15 months